Personnel expenses: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Personnel expenses:
Short-term benefits	$ 8,382	$ 4,953
Stock-based compensation expense (recovery) - DSU plan	1,777	(993)
Stock-based compensation expense - Stock option plan	6,353	4,791
Total personnel expenses	$ 16,512	$ 8,751